Consolidated Statements of Operations and Comprehensive Loss - Schedule of Employee Related Expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Employee Related Expenses [Line Items]
Employee benefits expenses	€ 16,831,699	€ 16,535,582	€ 13,210,345
Wages and salaries [Member]
Schedule of Employee Related Expenses [Line Items]
Employee benefits expenses	10,247,581	10,416,490	8,192,143
Social security contributions [Member]
Schedule of Employee Related Expenses [Line Items]
Employee benefits expenses	1,388,357	1,282,973	944,712
Equity-settled share-based payment expenses [Member]
Schedule of Employee Related Expenses [Line Items]
Employee benefits expenses	4,444,639	4,065,807	3,414,488
Other [Member]
Schedule of Employee Related Expenses [Line Items]
Employee benefits expenses	€ 751,122	€ 770,311	€ 659,002